Trade Accounts Receivable - Summary of Trade Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable	$ 1,412,958	$ 1,530,432	$ 1,444,037
Allowance for expected credit loss	(146,953)	(51,022)	(48,675)
Trade accounts receivable	$ 1,266,005	$ 1,479,410	$ 1,395,362